EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated July 17, 2015, and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-15-051714) to the definitive version of the Registrant’s Prospectus regarding the Class Y Shares of the Long/Short Alternative Fund dated February 13, 2015, and electronically filed with the SEC pursuant to Rule 485(b) under the 1933 Act on February 13, 2015 (SEC Accession No. 0001104659-15-010450).